Dividends - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Current dividend payables	$ 106	$ 91
Ordinary Shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in USD per share)	$ 0.08000
American Depositary Share
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in USD per share)	$ 0.48